Non-current assets held for sale (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	€ 32,678	€ 32,735
Other assets	9,889	11,070
Total non-current assets held for sale	5,077	4,445
Non-current assets held for sale
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	4,369	4,445
Other assets	708	0
Total non-current assets held for sale	5,077	4,445
Non-current assets held for sale | Foreclosed assets
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	3,963	4,081
Non-current assets held for sale | Other Tangible Assets
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	406	364
Non-current assets held for sale | Spain | Foreclosed assets
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	€ 3,370	€ 3,485